Financial investments (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 CNY (¥)
Financial investments
Investments	¥ 141,341,519		¥ 103,390,075		$ 19,363,709
Decrease of fair value	17,133,677	$ 2,347,304	6,497,518	¥ 9,525,822
Fixed term deposit in commercial bank	5,000,000	684,997
Amortization of net of allowance for credit loss	5,010,417				686,424
Accrued interests on investments held to maturity	10,417	$ 1,427
Dragonfly Ventures Feeder, L.P.
Financial investments
Investments	114,164,666		78,586,955		15,640,495	¥ 63,726,000
IOSG Fund II LP
Financial investments
Investments	¥ 27,176,853		¥ 24,803,120		$ 3,723,214	¥ 19,117,800